Leases - Amount recognized in the statement of comprehensive loss (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation of right-of-use assets	$ 408,335	$ 359,783
Interest on lease liabilities	$ 211,666	258,288
Expense related to lease payments not included in the measurement of lease liabilities		$ 7,264